Joint venture settlement obligation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [Abstract]
Disclosure of joint venture settlement obligation [Table Text Block]
	December 31, 2025	December 31, 2024
Opening balance	$3,368,740	$3,997,091
Accretion	459,408	552,928
Reclass from loan receivable	-	(206,947)
Repayment	(183,500)	(220,500)
Settled on issuance of common shares	-	(1,000,000)
Loss on modification	-	246,168
Ending balance	$3,644,648	$3,368,740
Classified as current	$1,883,795	$669,449
Classified at non-current	$1,760,853	$2,699,291